                                                                   [ZURICH LOGO]





                               ZURICH MONEY FUNDS






         ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JULY 31, 1997

TABLE OF CONTENTS


 SUBJECT                                                          PAGE
 FUND OBJECTIVES                                                  1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    8
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                            9
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        10
------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS                                  26
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            28
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            34
------------------------------------------------------------------------
 TRUSTEES AND OFFICERS                                           38
------------------------------------------------------------------------

FUND OBJECTIVES

Zurich Money Funds is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below. Each Fund seeks to maintain a net asset value of $1.00 per share however, there is no assurance that a $1.00 value will be maintained. An investment in money market funds is neither insured nor guaranteed by the U.S. Government.

-------------------------------------------------------------------------------
 ZURICH MONEY MARKET FUND
-------------------------------------------------------------------------------

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

-------------------------------------------------------------------------------
 ZURICH GOVERNMENT MONEY FUND
-------------------------------------------------------------------------------

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

-------------------------------------------------------------------------------
 ZURICH TAX-FREE MONEY FUND
-------------------------------------------------------------------------------

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

2

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

ZURICH MONEY MARKET FUND


YIELD COMPARISON                           [LINE GRAPH]
Zurich Money Market
Fund is compared to            FUND YIELD VS. FIRST TIER MONEY MARKET FUNDS
its IBC Financial Data
category -- The First                 8/6/97 through 7/29/97
Tier Money Market Fund               Weekly 7-Day Average Yield
Average which consists
of all                                        Fund    1st Tier Money
non-institutional                             Yield    Market Funds
taxable money market
funds investing in                  8/96      5.06%    4.78%
only first tier                     9/96      5.08%    4.75%
(highest rating)                    11/96     5.04%    4.75%
securities tracked by               1/97      5.13%    4.75%
IBC Financial Data.                 3/97      5.1%     4.74%
Returns are historical              5/97      5.31%    4.93%
and do not guarantee                7/97      5.29%    4.93%
future results. Fund
yields fluctuate.

LIPPER RANKING                           LIPPER RANKING
Lipper Analytical
Services, Inc.              TOP 9%       #27 of 295 funds    over 1 year
rankings are based          TOP 12%      #22 of 180 funds    over 5 years
upon changes in net         TOP 5%       #5 of 105 funds     over 10 years
asset value with all        TOP FUND     #1 of 28 funds      over 20 years
dividends reinvested
for the periods
indicated as of
7/31/97. Rankings are
historical and do not
reflect future
performance. The
Lipper category used
for comparison is the
Lipper Money Market
Instrument Fund
category.
                                            [LINE GRAPH]
10-YEAR PERFORMANCE
This chart shows the                      10-YEAR PERFORMANCE
value of a
hypothetical $10,000         Performance of a $10,000 Hypothetical Investment
investment in Zurich
Money Market Fund over                       8/87      $10,000
the past 10 fiscal                           7/88       10,703
years with all                               7/89       11,669
dividends reinvested.                        7/90       12,661
The returns shown are                        7/91       13,571
historical and do not                        7/92       14,174
represent future                             7/93       14,593
performance.                                 7/94       15,060
                                             7/95       15,864
                                             7/96       16,716
                                             7/97       17,597

ZURICH GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------


YIELD COMPARISON                         [LINE GRAPH]
Zurich Government
Money Fund is compared     FUND YIELD VS. GOVERNMENT MONEY MARKET FUNDS
to its IBC Financial
Data category -- The                 8/6/96 through 7/29/97
Government Money                   Weekly 7-Day Average Yield
Market Fund Average
which consists of all                         Fund    Government Money
non-institutional                             Yield    Market Funds
government money
market funds tracked                8/96       5.09%      4.74%
by IBC Financial Data.              9/96       5.11       4.67
Returns are historical             11/96       5.03       4.67
and do not guarantee                1/97       5.09       4.66
future results. Fund                3/97       5.14       4.69
yields fluctuate.                   5/97       5.31       4.84
                                    7/97       5.26       4.84


LIPPER RANKING                             LIPPER RANKING
Lipper Analytical
Services, Inc.              Top 4%     #5 of 118 funds    over 1 year
rankings are based          Top 6%     #5 of 81 funds     over 5 years
upon changes in net         Top 5%     #2 of 43 funds     over 10 years
asset value with all
dividends reinvested
for the periods
indicated as of
7/31/97. Rankings are
historical and do not
reflect future
performance. The
Lipper category used
for comparison is the
Lipper Government
Money Market Fund
category.

10-YEAR PERFORMANCE                         [LINE GRAPH]
This chart shows the
value of a                                10-YEAR PERFORMANCE
hypothetical $10,000
investment in Zurich         Performance of a $10,000 Hypothetical Investment
Government Money Fund
over the past 10                      8/87          $10,000
fiscal years, with all                7/88           10,688
dividends reinvested.                 7/89           11,646
The returns shown are                 7/90           12,630
historical and do not                 7/91           13,507
represent future                      7/92           14,115
performance.                          7/93           14,535
                                      7/94           15,000
                                      7/95           15,804
                                      7/96           16,653
                                      7/97           17,529

4

--------------------------------------------------------------------------------

ZURICH TAX-FREE MONEY FUND


YIELD COMPARISON                           [LINE GRAPH]
Zurich Tax-Free Money
Fund is compared to             FUND YIELD VS. TAX-FREE MONEY MARKET FUNDS
its IBC Financial Data
category -- The                        8/5/96 through 7/29/97
Tax-Free Money Market                Weekly 7-Day Average Yield
Fund Average which
consists of all                                 Fund    1st Tier Money
non-institutional                              Yield      Market Funds
tax-free money market
funds tracked by IBC                    8/96     3.3          2.92
Financial Data.                         9/96     3.35         2.99
Returns are historical                 11/96     3.26         2.93
and do not guarantee                    1/97     3.21         2.87
future results. Fund                    3/97     3.07         2.75
yields fluctuate.                       5/97     3.67         3.25
Income from Zurich                      7/97     3.46         3.06
Tax-Free Money Fund
may be subject to
state and local taxes
and the alternate
minimum tax.

LIPPER RANKING                                LIPPER RANKING
Lipper Analytical
Services, Inc.                      Top 3%     #4 of 138 funds   over 1 year
rankings are based                  Top 8%     #8 of 98 funds    over 5 years
upon changes in net
asset value with all
dividends reinvested
for the periods
indicated as of
7/31/97. Rankings are
historical and do not
reflect future
performance. The
Lipper category used
for comparison is the
Lipper Tax-Free Money
Market Fund category.

PERFORMANCE SINCE                          [LINE GRAPH]
INCEPTION
This chart shows the                   LIFE OF FUND PERFORMANCE
value of a
hypothetical $10,000         Performance of a $10,000 Hypothetical Investment
investment in Zurich
Tax-Free Money Fund                      9/87           $10,000
since inception on                       7/88            10,432
9/10/87, with all                        7/89            11,080
dividends reinvested.                    7/90            11,724
The returns shown are                    7/91            12,318
historical and do not                    7/92            12,759
represent future                         7/93            13,064
performance.                             7/94            13,368
                                         7/95            13,840
                                         7/96            14,319
                                         7/97            14,805

VARIABLES AFFECTING
PERFORMANCE

================================================================================
================================================================================

Zurich Kemper Investments provides professional management of your short-term investment dollars. We invest in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities our portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

================================================================================
MONETARY POLICY
================================================================================

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. If the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

================================================================================
INTEREST RATES
================================================================================

Interest Rates will affect yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

================================================================================
AVERAGE LENGTH OF MATURITY
================================================================================

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would lock into money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

6

PERFORMANCE UPDATE

===============================================================================
AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI
===============================================================================

[RACHWALSKI PHOTO]           While the "hot" topic of discussion among
                             investment analysts was whether or not the Federal
                             Reserve Board would continue to raise interest rates, there were no signs of inflation as the economy continued to grow at a moderate rate.
                             Portfolio manager Frank Rachwalski discusses the market and Zurich Money Funds' performance during the past twelve months.

                             ---------------------------------------------------

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND PORTFOLIO MANAGER OF ZURICH MONEY FUNDS. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.


Q FRANK, THIS HAS BEEN AN INTERESTING YEAR FOR THE ECONOMY. WHAT DID WE SEE HAPPENING AND HOW DID THESE EVENTS AFFECT INTEREST RATES?


A During the past 12 months, we had an economy which showed renewed growth and this led to expectations of higher inflation and interest rates. In fact, the Federal Reserve Board acted on their concern about growth in the economy by eventually raising interest rates in March of 1997. Since it is extremely rare that you get an isolated movement in Fed policy -- for example, just a one time tightening or easing -- the expectation was that it would be followed with incremental interest rate increases. However, we only experienced very moderate levels of inflation and by the 2nd quarter in 1997, we saw a little slowing of the economy. Because of this softening in the marketplace, the Fed ultimately decided to leave interest rates alone throughout the remainder of our fiscal year which ended on July 31, 1997.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Q IN LIGHT OF WHAT HAPPENED WITH THE ECONOMY DURING THE LAST 12 MONTHS, WHAT WAS YOUR STRATEGY FOR MANAGING THE FUNDS?


A In analyzing the economic trends, we expected that short-term interest rates were going to remain flat or rise. Because of this we kept with a very conservative or short maturity policy. Our average maturity range of 20 to 50 days was short compared to our peer group and this gave us the flexibility to react to rate changes.


Q       BASED ON THIS POLICY, HOW DID THE MONEY FUNDS PERFORM?


A Overall, we continued to have excellent performance. We were correct in our judgment about interest rates and by keeping short average maturities, were able to capitalize on the rate hike in March while maintaining our ability to react to future changes.


Q FRANK, AS A FINAL THOUGHT, WHAT DO YOU SEE HAPPENING IN THE COMING MONTHS AND HOW WILL THIS INFLUENCE YOUR MANAGEMENT POLICIES?

A The economy is in very good shape for continued growth. In fact, we would expect the third and fourth quarters to show stronger growth than the second quarter. Up to now, we've had a very good experience with low inflation, but with the unemployment rate being so low, this could trigger a higher inflation level. We feel that with the potential for upward pressures on interest rates, our defensive maturity policy will continue to be appropriate. It will give us the ability to capture rising rates, if and when they go up.

8

TERMS TO KNOW
===============================================================================
===============================================================================
NET ASSET
VALUE (NAV)            Net Asset Value is the value of all your fund's assets,
                       minus any liabilities, divided by the number of outstanding shares (shares owned by all shareholders).
                       Unlike other mutual funds, money market funds are managed to maintain a net asset value of $1.00 per share though there can be no assurance that value will be maintained.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

WEIGHTED
AVERAGE
MATURITY In order to determine the average length of maturity of a fund's securities, it is important to consider that a fund has different amounts of money invested in many different securities, each of which may have a different maturity date. Therefore, larger and longer-term investments have greater impact on the fund and its overall average maturity. To accurately reflect the impact each security has on a fund, it is standard industry practice to perform a statistical calculation that considers the amount invested in each security. This "weighting" allows for calculating an accurate average.

                       The weighted average maturity reflects a fund's sensitivity to interest rate changes and is used to measure risk.

YIELD Yield is the amount of net investment income (income minus expenses including management fees) your investment has produced over a specific period, expressed as a percentage of your investment. Capital gains and losses, which are infrequent in a money market fund, are not included.

7-DAY
AVERAGE
YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuations in fund income.

PORTFOLIO COMPOSITION

==============================================================================
ZURICH MONEY MARKET FUND                                      On 7/31/97*
==============================================================================
 [PIE CHART]
                              Commercial paper                        74%
                              ------------------------------------------------
                              Domestic CD's                            9
                              ------------------------------------------------
                              Repurchase agreements                   15
                              ------------------------------------------------
                              U.S. Government agency notes             2
                              ------------------------------------------------
                                                                     100%
                              ------------------------------------------------

                              ================================================
                               WEIGHTED AVERAGE MATURITY
                              ================================================
                              Zurich Money Market Fund           27 days
                              ------------------------------------------------
                              First Tier Money Fund Average+     62 days

==============================================================================
ZURICH GOVERNMENT MONEY FUND                                  On 7/31/97*
==============================================================================

[PIE CHART]
                              Federal agencies                        50%
                              ------------------------------------------------
                              Repurchase agreements                   50
                              ------------------------------------------------
                                                                     100%
                              ================================================
                               WEIGHTED AVERAGE MATURITY
                              ================================================
                              Zurich Government Money Fund       22 days
                              ------------------------------------------------
                              Government Money Fund Average+     49 days

==============================================================================
ZURICH TAX-FREE MONEY FUND                                    On 7/31/97*
==============================================================================

  [PIE CHART]
                              Tax-exempt commercial paper             56%
                              ------------------------------------------------
                              Variable rate demand notes              39
                              ------------------------------------------------
                              Tender securities                        1
                              ------------------------------------------------
                              General market obligations               4
                              ------------------------------------------------
                                                                     100%

                              ================================================
                               WEIGHTED AVERAGE MATURITY
                              ================================================
                              Zurich Tax-Free Money Fund         27 days
                              ------------------------------------------------
                              Tax-Free Money Fund Average+       47 days

* Portfolio composition and holdings are subject to change.

+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

10


ZURICH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

July 31, 1997 (value in thousands)


   CORPORATE OBLIGATIONS
   ----------------------------------------------------------------------------------
   BANKING -- 4.3%                     RATE         MATURITY                  VALUE
   ----------------------------------------------------------------------------------
(a)Bankers Trust New York Corp.        5.70%          8/1/97              $    28,497
   ----------------------------------------------------------------------------------
   Credit Lyonnais N.A. Inc.           5.71%          10/21/97                 59,240
   ----------------------------------------------------------------------------------
   Sumitomo Bank
   Capital Markets, Inc.               5.70% - 5.74%  8/11/97 - 8/19/97        99,775
   ----------------------------------------------------------------------------------
                                                                              187,512
   ----------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------
   BUSINESS LOANS -- 24.9%
   ----------------------------------------------------------------------------------
   Ace Overseas Corp.                  5.74% - 5.75%  9/2/97 - 9/8/97          59,664
   ----------------------------------------------------------------------------------
   Astro Capital Corp.                 5.64% - 5.70%  10/1/97 - 10/15/97       49,460
   ----------------------------------------------------------------------------------
   Banner Receivable Corp.             5.68% - 5.83%  8/4/97 - 10/17/97        64,391
   ----------------------------------------------------------------------------------
(a)Beta Finance Inc.                   5.70%          8/1/97                   25,000
   ----------------------------------------------------------------------------------
   Broadway Capital Corp.              5.58% - 5.68%  8/8/97 - 9/22/97         54,840
   ----------------------------------------------------------------------------------
   Corporate Receivables Corp.         5.64% - 5.65%  8/6/97 - 8/20/97         39,914
   ----------------------------------------------------------------------------------
   Eureka Securitization,  Inc.        5.65% - 5.68%  8/25/97 - 9/16/97        34,835
   ----------------------------------------------------------------------------------
   FP Funding Corp.                    5.67% - 5.83%  8/22/97 - 10/2/97        64,536
   ----------------------------------------------------------------------------------
   Gotham Capital Corp.                5.59% - 5.70%  8/7/97 - 10/16/97        74,631
   ----------------------------------------------------------------------------------
   International
   Securitization Corp.                5.64%          8/1/97                   25,000
   ----------------------------------------------------------------------------------
   Jet Funding Corp.                   5.67%          10/31/97                 24,647
   ----------------------------------------------------------------------------------
   Madison Funding Corp.               5.66% - 5.75%  8/5/97 - 8/21/97         74,890
   ----------------------------------------------------------------------------------
   Monte Rosa Capital Corp.            5.53%          8/28/97                  24,897
   ----------------------------------------------------------------------------------
   National Fleet Funding Corp.        5.56%          8/13/97                  39,926
   ----------------------------------------------------------------------------------
   Ranger Funding Corp.                5.66% - 5.67%  8/27/97 - 9/8/97         49,751
   ----------------------------------------------------------------------------------
   Sheffield Receivables Corp.         5.56%          8/15/97                  24,946
   ----------------------------------------------------------------------------------
   Sigma Finance, Inc.                 5.61% - 5.68%  9/19/97 - 10/6/97        74,365
   ----------------------------------------------------------------------------------

                                  RATE            MATURITY          VALUE
   -------------------------------------------------------------------------
   Strategic Asset Funding
   Corp.                      5.57%          8/22/97             $    49,838
   -------------------------------------------------------------------------
   Variable Funding
   Capital Corp.              5.57% - 5.64%  8/4/97 - 9/16/97         69,785
   -------------------------------------------------------------------------
   WCP Funding Inc.           5.66%          8/22/97                  39,869
   -------------------------------------------------------------------------
   Windmill Funding Corp.     5.58%          9/18/97                  49,631
   -------------------------------------------------------------------------
   Working Capital
   Management Co.             5.68%          10/6/97 - 10/20/97       69,199
   -------------------------------------------------------------------------
                                                                   1,084,015

   -------------------------------------------------------------------------
   CAPITAL AND EQUIPMENT LENDING -- 14.8%
   -------------------------------------------------------------------------
   American Honda Finance
   Corp.                      5.57% - 5.61%  8/7/97 - 10/2/97         34,752
                           (a)5.69%          8/8/97                   24,991
   -------------------------------------------------------------------------
   BTM Capital Corp.          5.68% - 5.86%  8/7/97 - 10/15/97        44,689
   -------------------------------------------------------------------------
(a)Caterpillar Financial
   Services Corp.             5.58%          8/28/97                  30,000
   -------------------------------------------------------------------------
   Eiger Capital Corp.        5.56%          8/18/97                  34,909
   -------------------------------------------------------------------------
   Ford Motor Credit Co.      5.53%          8/6/97                   24,981
   -------------------------------------------------------------------------
(a)General Motors
   Acceptance Corp.           5.75%          8/1/97                   24,992
   -------------------------------------------------------------------------
   Golden Manager's
   Acceptance Corp.           5.56% - 5.58%  8/12/97 - 8/26/97        64,836
   -------------------------------------------------------------------------
   Mitsubishi Motors Credit
   of America, Inc.           5.61% - 5.74%  8/12/97 - 9/15/97       114,264
   -------------------------------------------------------------------------
   SRD Finance Inc.           5.60% - 5.71%  8/7/97 - 9/18/97        199,261
   -------------------------------------------------------------------------
   Sanwa Business Credit
   Corp.                   (a)5.69%          8/18/97                  29,998
                              5.58%          8/20/97                  19,941
   -------------------------------------------------------------------------
                                                                     647,614

12

(value in thousands)

     -------------------------------------------------------------------------
      CAPTIVE BUSINESS
      LENDING -- 5.3%            RATE           MATURITY                  VALUE
      -------------------------------------------------------------------------
 (a)  FINOVA Capital Corp.       5.73%          8/13/97             $    66,500
      -------------------------------------------------------------------------
      Oakland-Alameda County
      Coliseum, California       5.70%          9/9/97                   20,000
      -------------------------------------------------------------------------
      Orix America, Inc.         5.68% - 5.81%  8/4/97 - 10/8/97        119,482
      -------------------------------------------------------------------------
      Philip Morris Capital
      Corp.                      5.80%          8/1/97                   25,000
      -------------------------------------------------------------------------
                                                                        230,982

      -------------------------------------------------------------------------
      CONSUMER LENDING -- 4.1%
      -------------------------------------------------------------------------
      Countrywide Funding Corp.  5.55% - 5.60%  8/29/97 - 9/5/97         49,758
      -------------------------------------------------------------------------
 (a,b)GMAC Mortgage
      Corporation of
      Pennsylvania               5.87%          8/1/97                   45,000
      -------------------------------------------------------------------------
 (a)  Household Finance
      Corp.                      5.69%          8/1/97                   45,000
      -------------------------------------------------------------------------
      NS Finance, Inc.           5.64%          10/2/97                  19,808
      -------------------------------------------------------------------------
 (a)  Sears Roebuck
      Acceptance Corp.           5.74%          10/2/97                  10,001
      -------------------------------------------------------------------------
      Transamerica Finance
      Corp.                      5.94%          8/15/97                  10,003
      -------------------------------------------------------------------------
                                                                        179,570

      -------------------------------------------------------------------------
      DIVERSIFIED FINANCE -- 7.8%
      -------------------------------------------------------------------------
      APEX Funding Corp.         5.70% - 5.71%  8/26/97 - 9/2/97         64,712
      -------------------------------------------------------------------------
 (a)  CIT Group Holdings,
      Inc.                       5.62%          8/1/97                   39,991
      -------------------------------------------------------------------------
      Dynamic Funding Corp.      5.64%          8/14/97                  64,868
      -------------------------------------------------------------------------
 (a)  Heller Financial, Inc.     5.75% - 5.83%  8/15/97 - 9/22/97        59,522
      -------------------------------------------------------------------------
      Old Line Funding Corp.     5.64% - 5.67%  8/1/97 - 9/12/97         44,869
      -------------------------------------------------------------------------
      STRAIT Capital Corp.       5.68% - 5.79%  8/29/97 - 9/30/97        64,489
      -------------------------------------------------------------------------
                                                                        338,451


       -------------------------------------------------------------------------
       FINANCIAL
       SERVICES -- 9.8%           RATE            MATURITY             VALUE
       -------------------------------------------------------------------------
  (a)  Bear Stearns Companies
       Inc.                       5.69%          8/6/97 - 8/19/97    $    55,000
       -------------------------------------------------------------------------
  (a)  CS First Boston, Inc.      5.67%          8/1/97                   40,000
       -------------------------------------------------------------------------
  (a)  Goldman Sachs Group,
       L.P.                       5.63%          8/17/97                  55,000
       -------------------------------------------------------------------------
  (a,b)Lehman Brothers
       Holdings Inc.              5.68%          8/20/97                  75,000
       -------------------------------------------------------------------------
  (a)  Merrill Lynch & Co.,
       Inc.                       5.64%          8/8/97 - 8/18/97         49,996
       -------------------------------------------------------------------------
  (a)  Morgan Stanley Group
       Inc.                       5.57%          8/18/97                  25,000
       -------------------------------------------------------------------------
       Nomura Holding America
       Inc.                       5.80% - 5.86%  10/14/97 - 10/27/97      64,160
       -------------------------------------------------------------------------
       Salomon Inc.            (a)5.74%            9/4/97                 30,000
                                  6.13%          11/19/97                 34,364
       -------------------------------------------------------------------------
                                                                         428,520

       -------------------------------------------------------------------------
       HEALTH CARE -- .7%
       -------------------------------------------------------------------------
       Columbia/HCA
       Healthcare Corp.           5.65%          8/18/97                  29,921

       -------------------------------------------------------------------------
       UTILITIES -- 1.8%
       Brazos River Authority,
       Texas                      5.63%          10/14/97                 55,000
       -------------------------------------------------------------------------
       GTE Corp.                  5.56%          8/1/97                   25,000
       -------------------------------------------------------------------------
                                                                          80,000
       -------------------------------------------------------------------------
       TOTAL CORPORATE OBLIGATIONS -- 73.5%
       (AVERAGE MATURITY: 30 DAYS)                                     3,206,585

14

(value in thousands)

 -------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT    RATE           MATURITY                  VALUE
 -------------------------------------------------------------------------
 (a)AmSouth Bank of
    Alabama                 5.59%          8/7/97              $    29,996
 -------------------------------------------------------------------------
 (a)Bankers Trust Co.       5.69%          8/1/97                   26,494
 -------------------------------------------------------------------------
 (a)Comerica Bank           5.67%          8/1/97                   49,984
 -------------------------------------------------------------------------
 (a)CoreStates Bank N.A.    5.66%          8/4/97                   45,000
 -------------------------------------------------------------------------
 (a)First National Bank of
    Boston                  5.63% - 5.67%  8/1/97 - 10/23/97        49,984
 -------------------------------------------------------------------------
 (a)Key Bank, N.A.          5.64%          8/1/97                   34,999
 -------------------------------------------------------------------------
    MBNA America Bank N.A.  5.69%          8/4/97                   45,000
 -------------------------------------------------------------------------
 (a)Morgan Guaranty Trust   5.63%          8/1/97                   19,994
 -------------------------------------------------------------------------
 (a)Old Kent Bank           5.69%          8/1/97                   49,995
 -------------------------------------------------------------------------
 (a)PNC Bank, N.A.          5.60%          8/1/97                   39,992
 -------------------------------------------------------------------------
    TOTAL CERTIFICATES OF DEPOSIT -- 9.0%
    (AVERAGE MATURITY: 6 DAYS)                                     391,438
 -------------------------------------------------------------------------

                                                                        15

 -------------------------------------------------------------------------
 (c) REPURCHASE AGREEMENTS  RATE           MATURITY                  VALUE
 -------------------------------------------------------------------------
 (DATED 5/97 AND 7/97, COLLATERALIZED BY FEDERAL HOME LOAN
 MORTGAGE CORP. AND FEDERAL NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)            5.55%          8/18/97 - 9/11/97   $   115,000
 -------------------------------------------------------------------------
 Goldman, Sachs & Co.
 (held at The Bank of New
 York)                      5.62%          8/6/97                   25,000
 -------------------------------------------------------------------------
 Nomura Securities
 International, Inc.
 (held at The Bank of New
 York)                      5.80%          8/7/97 - 8/11/97        100,000
 -------------------------------------------------------------------------
 Salomon Brothers, Inc.
 (held at The Bank of New
 York)                      5.55% - 5.70%  8/8/97 - 9/30/97        430,000
 -------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 15.4%
 (AVERAGE MATURITY: 35 DAYS)                                       670,000

--------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY NOTES
--------------------------------------------------------------------------
 (a) Federal National
     Mortgage Association   5.36%          8/5/97                   54,648
 -------------------------------------------------------------------------
 (a) Student Loan
     Marketing Association  5.49%          8/5/97                   43,895
 -------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY NOTES -- 2.2%
 (AVERAGE MATURITY: 4 DAYS)                                         98,543
 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 100.1%
 (AVERAGE MATURITY: 29 DAYS)                                     4,366,566
 -------------------------------------------------------------------------
 LIABILITIES, LESS CASH AND OTHER ASSETS -- (.1%)                   (4,631)
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                            $ 4,361,935

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

16


ZURICH GOVERNMENT MONEY FUND

PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (VALUE IN THOUSANDS)

-----------------------------------------------------------------------------------------
 SHORT-TERM NOTES               RATE            MATURITY                           VALUE
-----------------------------------------------------------------------------------------
 (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES)
 (a)Agency for
    International Development
    Government of Israel      5.72%           8/5/97                            $   7,479
 ----------------------------------------------------------------------------------------
 (a)Export-Import Bank of
    the United States
    Cathay Pacific Airways
    Limited                  5.75%           8/13/97                                4,458
    KA Leasing, Ltd.         5.75%           8/15/97                               13,699
    Kuwait Investment
    Authority                5.75%           8/15/97                               19,033
    VARIG Brazilian Airlines 5.75%           10/15/97                               5,618
 ----------------------------------------------------------------------------------------
 Federal Home Loan Bank
                          (a)5.49% - 5.77%   8/2/97 - 8/24/97                     24,099
                             5.99%           9/18/97                               9,999
 ---------------------------------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp.                       6.16%           9/1/97                                6,297
 ---------------------------------------------------------------------------------------
 Federal National Mortgage Association
                          (a)5.36% - 5.60%   8/1/97 - 8/24/97                     62,702


                             6.10%           9/3/97                                4,998
 ---------------------------------------------------------------------------------------
 (a)Overseas Private
    Investment Corp.
    International Paper Co.  5.70%           8/15/97                               5,400
    Omolon                   5.66%           8/5/97                               27,750
 ---------------------------------------------------------------------------------------
 (a)Student Loan Marketing
    Association              5.48%           8/5/97                              142,496
 ---------------------------------------------------------------------------------------
 TOTAL SHORT-TERM NOTES -- 49.8%
 (AVERAGE MATURITY: 9 DAYS)                                                      334,028

 ------------------------------------------------------------------------------
 (c) REPURCHASE AGREEMENTS       RATE            MATURITY              VALUE
 ------------------------------------------------------------------------------
      (DATED 6/97 AND 7/97, COLLATERALIZED BY FEDERAL HOME LOAN
      MORTGAGE CORP., FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
      Bear, Stearns & Co. Inc.
                                 5.65% - 5.67%   8/4/97 - 8/6/97     $  26,000
                              (b)5.65% -
                                 5.69%           8/13/97 - 9/24/97      48,000
      ------------------------------------------------------------------------
      Chase Securities, Inc.
      (held at The Chase
      Manhattan Bank)            5.63% - 5.65%   8/4/97 - 10/8/97        9,000
      ------------------------------------------------------------------------
      Donaldson, Lufkin & Jenrette Securities Corp.
      (held at The Bank of New
      York)                      5.62%           8/6/97                 20,000
      ------------------------------------------------------------------------
      Morgan Stanley & Co. Inc.
      (held at The Bank of New
      York)                      5.55% - 5.60%   8/20/97 - 9/17/97      54,000
      ------------------------------------------------------------------------
      Nikko Securities Co. International, Inc.
      (held at The Bank of New
      York)                      5.57%           8/6/97                 30,000
      ------------------------------------------------------------------------
      Nomura Securities International, Inc.
      (held at The Bank of
      New York)                  5.65% - 5.71%   8/6/97 - 9/10/97       48,000
      ------------------------------------------------------------------------
      Salomon Brothers Inc.
      (held at The Bank of New
      York)                      5.55% - 5.71%   8/20/97 - 10/28/97    100,000
      ------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENTS -- 49.9%
      (AVERAGE MATURITY: 31 DAYS)                                      335,000
      ------------------------------------------------------------------------
      TOTAL INVESTMENTS -- 99.7%
      (AVERAGE MATURITY: 20 DAYS)                                      669,028

      ------------------------------------------------------------------------
      OTHER ASSETS, LESS LIABILITIES -- .3%                              2,111
      ------------------------------------------------------------------------
      NET ASSETS -- 100%                                             $ 671,139

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

  18


Zurich Tax-Free Money Fund
portfolio of investments

July 31, 1997 (value in thousands)

                      (A) VARIABLE RATE DEMAND SECURITIES
 ALABAMA                      RATE                                VALUE
 -------------------------------------------------------------------------
 Livingston,
 Industrial Development Board 4.00%                               $ 3,900


 CALIFORNIA
 -------------------------------------------------------------------------
 Kern County,
 Community College District   4.10%                                  4,610
 -------------------------------------------------------------------------
 Los Angeles,
 Harbor Improvement Corp.     3.95%                                 11,500

 FLORIDA
 -------------------------------------------------------------------------
 Dade County, Aviation
 Facilities Revenue           3.90%                                  7,900

 GEORGIA
 -------------------------------------------------------------------------
 Cartersville,
 Industrial Development
 Revenue                      4.05%                                  3,600
 -------------------------------------------------------------------------
 Fulton County, Development
 Authority                    3.80%                                  7,145

 ILLINOIS
 -------------------------------------------------------------------------
 Development Finance
 Authority                    3.91%                                 28,665
 -------------------------------------------------------------------------
 Health Facilities Authority  3.75%                                  8,285
 -------------------------------------------------------------------------
 Hillside, Economic
 Development Authority        3.85%                                  6,000
 -------------------------------------------------------------------------
 Mundelein,
 Industrial Development
 Revenue                      3.85%                                  6,500
 -------------------------------------------------------------------------
 Springfield,
 Industrial Development
 Revenue                      3.80%                                  6,500
 -------------------------------------------------------------------------
 Student Assistance
 Commission                   3.75%                                  6,700
 -------------------------------------------------------------------------
 Woodridge,
 Industrial Development
 Revenue                      3.88%                                  4,100

 INDIANA                      RATE                                  VALUE
 -------------------------------------------------------------------------
 Health Facility
 Financing Authority          3.70%                                 $6,645
 -------------------------------------------------------------------------
 Ossian, Economic Development
 Revenue                      3.80%                                  4,000
 KANSAS
 Kansas City, Pollution
 Control Revenue              3.80%                                  4,350
 KENTUCKY
 Development Finance
 Authority                    3.75%                                  7,880
 -------------------------------------------------------------------------
 Lexington-Fayette,
 Urban County Government
 Industrial Building Revenue  4.05%                                  4,800
 -------------------------------------------------------------------------
 Mayfield,
 Multi-City Lease Revenue     3.75%                                  6,000
 -------------------------------------------------------------------------
 Todd County,
 Industrial Development
 Revenue                      3.80%                                  2,400
 MINNESOTA
 Minneapolis, Community
 Development Agency           3.75%                                  5,000
 -------------------------------------------------------------------------
 Owatonna, Hospital Revenue   3.80%                                  6,805
 MISSOURI
 Kirksville, Industrial
 Development Authority        4.00%                                  6,900
 NEVADA
 Department of Commerce       4.05%                                  4,650
 NEW HAMPSHIRE
 Business Finance Authority   3.80%                                  8,000
 NEW MEXICO
 Belen, Industrial
 Development Revenue          3.80%                                  5,000
 -------------------------------------------------------------------------
 Farmington, Pollution
 Control Revenue              3.71%                                 10,500

20

(value in thousands)

 NORTH CAROLINA               RATE                                 VALUE
 -------------------------------------------------------------------------
 Medical Care Commission,
 Retirement Community Revenue 3.70%                                $10,000
 PENNSYLVANIA
 -------------------------------------------------------------------------
 Berks County, Redevelopment
 Authority                    4.29%                                  8,000
 -------------------------------------------------------------------------
 Emmaus, General Authority
 Revenue                      3.70%                                 20,200
 -------------------------------------------------------------------------
 Philadelphia, Authority for
 Industrial Development       3.90%                                 13,750

 TENNESSEE
 -------------------------------------------------------------------------
 Clarksville,
 Public Building Authority    3.70%                                  7,000
 -------------------------------------------------------------------------
 Maury County,
 Industrial Development Board 3.85%                                  2,500
                              TEXAS
 Bexar County,
 Housing Finance Corp.        4.23%                                  5,500
 -------------------------------------------------------------------------
 Trinity River Authority      3.80%                                  9,200

 VIRGINIA
 -------------------------------------------------------------------------
 Loudoun County, Industrial
 Development Authority        3.90%                                  6,425
 WASHINGTON
 Port Angeles, Industrial
 Development Corp.            4.00%                                 10,100

 WISCONSIN
 -------------------------------------------------------------------------
 Eau Claire,
 Solid Waste Disposal Revenue 3.75%                                  9,000
 -------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES -- 37.6%
 (AVERAGE MATURITY: 6 DAYS)                                        290,010


==============================================================================
 OTHER SECURITIES
==============================================================================
------------------------------------------------------------------------------
 ALASKA                       RATE           MATURITY             VALUE
------------------------------------------------------------------------------
 Valdez,
 Marine Terminal Revenue      3.80% - 3.85%  08/08/97 - 10/08/97     $  22,875

------------------------------------------------------------------------------
 ARIZONA
------------------------------------------------------------------------------
 Salt River Project,
 Agricultural Improvement and
 Power District               3.75% - 3.85%  08/08/97 - 11/14/97        23,200

------------------------------------------------------------------------------
 COLORADO
------------------------------------------------------------------------------
 Platte River Power Authority 3.80% - 3.90%  08/18/97 - 10/15/97         9,900
------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA
------------------------------------------------------------------------------
 General Obligation           3.98%          09/30/97 - 10/08/97        14,005

------------------------------------------------------------------------------
 FLORIDA
------------------------------------------------------------------------------
 Jacksonville, Electric
 Authority                    3.85%          08/11/97                    8,000
 -----------------------------------------------------------------------------
 Orange County                3.80% - 3.90%  08/11/97 - 08/12/97        14,700
 -----------------------------------------------------------------------------
 Sarasota County, Public
 Hospital District            3.80%          09/18/97                    7,450
 -----------------------------------------------------------------------------
 Sunshine State, Governmental
 Financing Commission         3.80%          08/13/97 - 08/14/97        13,400

------------------------------------------------------------------------------
 GEORGIA
------------------------------------------------------------------------------
 Municipal Electric Authority 3.75%          08/12/97                    5,100
 -----------------------------------------------------------------------------
 Municipal Gas Authority      3.80%          08/18/97 - 11/13/97         9,000

------------------------------------------------------------------------------
 ILLINOIS
------------------------------------------------------------------------------
 Chicago, General Obligation  3.75%          08/26/97                    5,000
 -----------------------------------------------------------------------------
 Development Finance
 Authority                    4.15%          02/2/98                     4,505
 -----------------------------------------------------------------------------
 Educational Facilities
 Authority                    3.80%          08/15/97 - 11/13/97        12,210

22

(VALUE IN THOUSANDS)

--------------------------------------------------------------------------
 INDIANA                     RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Jasper County,
 Pollution Control Revenue   3.80% - 3.90%  8/13/97 - 11/12/97   $  26,350
 -------------------------------------------------------------------------
 Mount Vernon,
 Pollution Control and Solid
 Waste Disposal Revenue      3.80%          11/14/97                 7,400
 -------------------------------------------------------------------------
 Sullivan,
 Pollution Control Revenue   3.75%          11/12/97                 3,400

--------------------------------------------------------------------------
 KANSAS
--------------------------------------------------------------------------
 Burlington, Pollution
 Control Revenue             3.80% - 3.90%  8/12/97 - 11/13/97      12,850
--------------------------------------------------------------------------
 KENTUCKY
--------------------------------------------------------------------------
 Danville,
 Multi-City Lease Revenue    3.85%          8/8/97                  13,000
 -------------------------------------------------------------------------
 Pendleton County,
 Multi-County Lease Revenue  3.80%          8/13/97 - 9/11/97       12,740
--------------------------------------------------------------------------
 MARYLAND
--------------------------------------------------------------------------
 Anne Arundel County,
 Port Facilities Revenue     3.80% - 3.90%  8/12/97 - 10/14/97      21,400
--------------------------------------------------------------------------
 MISSOURI
--------------------------------------------------------------------------
 Environmental Improvement
 and Energy Authority,
 Pollution Control Revenue   3.75%          8/12/97                  2,500
--------------------------------------------------------------------------
 NEW HAMPSHIRE
--------------------------------------------------------------------------
 Business Finance Authority  3.85% - 3.95%  8/13/97 - 10/21/97       6,500

--------------------------------------------------------------------------
 NEW YORK                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Nassau County,
 Revenue Anticipation Notes  3.85%          4/10/98              $   8,021
 -------------------------------------------------------------------------
 New York City
   General Obligation        4.02%          8/1/97                   9,000
   Municipal Water Finance
   Authority                 3.75% - 3.85%  8/11/97 - 11/6/97       13,000
--------------------------------------------------------------------------
 NORTH CAROLINA
--------------------------------------------------------------------------
 Eastern Municipal Power
 Agency                      3.75% - 3.80%  10/15/97 - 11/13/97      7,675
 -------------------------------------------------------------------------
 Municipal Power Agency      3.75% - 3.85%  8/13/97 - 11/12/97      19,500
--------------------------------------------------------------------------
 OHIO
--------------------------------------------------------------------------
 Air Quality Development
 Authority                   3.75%          8/11/97 - 8/12/97       14,300
--------------------------------------------------------------------------
 OKLAHOMA
--------------------------------------------------------------------------
 Oklahoma County, Industrial
 Authority                   3.95%          9/2/97                   7,805
--------------------------------------------------------------------------
 PENNSYLVANIA
--------------------------------------------------------------------------
 Philadelphia, Gas Works
 Revenue                     3.85%          8/21/97                  5,000
--------------------------------------------------------------------------
 TEXAS
--------------------------------------------------------------------------
 Austin,
 Combined Utility Systems    3.80%          11/13/97                 3,247
 -------------------------------------------------------------------------
 Brazoria County, Brazos
 River Harbor Navigation
 District                    3.90%          8/12/97                  6,100
 -------------------------------------------------------------------------
 Dallas, Area Rapid Transit  3.75% - 3.85%  8/14/97 - 10/15/97      11,600
 -------------------------------------------------------------------------
 Harris County, Health
 Facilities Development
 Corp.                       3.90%          8/18/97 - 8/19/97       15,000
 -------------------------------------------------------------------------
 Houston, Water and Sewer
 System                      3.80%          11/13/97                 6,000
 -------------------------------------------------------------------------

24

(VALUE IN THOUSANDS)

--------------------------------------------------------------------------
 TEXAS (CONTINUED)              RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Municipal Power Agency      3.70% - 3.85%  8/13/97 - 10/14/97   $  29,125
 -------------------------------------------------------------------------
 Public Finance Authority    3.85%          8/14/97                 11,000
 -------------------------------------------------------------------------
 San Antonio,
 Electric and Gas Systems    3.75% - 3.85%  8/18/97 - 10/14/97      14,000
 -------------------------------------------------------------------------
 Tax and Revenue
 Anticipation
 Notes                       3.95%          8/29/97                  4,503
 -------------------------------------------------------------------------
 UTAH
 -------------------------------------------------------------------------
 Intermountain Power Agency  3.75% - 3.80%  10/14/97 - 11/13/97      7,800
 -------------------------------------------------------------------------
 Tooele County,
 Waste Treatment Revenue     4.25%          9/11/97                  6,500
 -------------------------------------------------------------------------
 VIRGINIA
 -------------------------------------------------------------------------
 Chesterfield County,
 Industrial Development
 Authority                   3.80% - 3.85%  8/8/97 - 10/8/97        16,350
 -------------------------------------------------------------------------
 Louisa County, Industrial
 Development Authority       3.80%          8/13/97                  2,400
 -------------------------------------------------------------------------
 Norfolk, Industrial
 Development Authority       3.75%          8/11/97                  5,000
 -------------------------------------------------------------------------
 TOTAL OTHER SECURITIES -- 62.0%
 (AVERAGE MATURITY: 44 DAYS)                                       478,411
 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.6%
 (AVERAGE MATURITY: 29 DAYS)                                       768,421
 -------------------------------------------------------------------------
 OTHER ASSETS, LESS LIABILITIES -- .4%                               2,894
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $ 771,315

NOTES TO
PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1997. The dates shown represent the demand date or next interest rate change date. Securities in the Zurich Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1997, the aggregate value of illiquid securities was $120,000,000 in the Zurich Money Market Fund and $48,000,000 in the Zurich Government Money Fund, which represented 2.8% and 7.2% respectively, of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26


REPORT OF
INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES        We have audited the accompanying statement of
AND SHAREHOLDERS             assets and liabilities, including the portfolios of
ZURICH MONEY FUNDS           investments, of Zurich Money Market Fund, Zurich
                             Government Money Fund and Zurich Tax-Free Money
                             Fund, comprising Zurich Money Funds (formerly
                             Kemper Money Funds), as of July 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since
                             1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich Money Funds at July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                           ERNST & YOUNG LLP

                                 Chicago, Illinois

                                 September 17, 1997

28


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1997
 (IN THOUSANDS)


 --------------------------------------------------------------------
             ASSETS              MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Investments, at amortized
 cost:
   Short-term securities          $3,696,566     334,028     768,421
 --------------------------------------------------------------------
   Repurchase agreements             670,000     335,000          --
 --------------------------------------------------------------------
 Cash                                 15,221          --          --
 --------------------------------------------------------------------
 Receivable for:
   Interest                            8,670       4,809       3,655
 --------------------------------------------------------------------
   Fund shares sold                   15,943       1,311       2,108
 --------------------------------------------------------------------
   Securities sold                        --          --          95
 --------------------------------------------------------------------
 TOTAL ASSETS                      4,406,400     675,148     774,279

 --------------------------------------------------------------------
                        LIABILITIES AND NET ASSETS
 --------------------------------------------------------------------
 Cash overdraft                           --       1,287         260
 --------------------------------------------------------------------
 Payable for:
   Dividends                           3,779         580         438
 --------------------------------------------------------------------
   Fund shares redeemed               38,469       1,695       1,797
 --------------------------------------------------------------------
   Management fee                        985         151         172
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses             455          99          78
 --------------------------------------------------------------------
   Trustees' fees and other              777         197         219
 --------------------------------------------------------------------
 TOTAL LIABILITIES                    44,465       4,009       2,964
 -------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING               $4,361,935     671,139     771,315

 --------------------------------------------------------------------
                          THE PRICING OF SHARES
 --------------------------------------------------------------------
 Shares outstanding                4,361,935     671,139     771,315
 --------------------------------------------------------------------
 Net asset value and redemption
 price per share                      $1.00         1.00        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1997
 (IN THOUSANDS)

 --------------------------------------------------------------------
     NET INVESTMENT INCOME       MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Interest income                   $242,771      39,324       28,503
 --------------------------------------------------------------------
 Expenses:
   Management fee                    11,666        1,894       2,068
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses          7,039        1,045         630
 --------------------------------------------------------------------
   Reports to shareholders              433           79          71
 --------------------------------------------------------------------
   Registration costs                    85           75          57
 --------------------------------------------------------------------
   Professional fees                     86           14          16
 --------------------------------------------------------------------
   Trustees' fees and other             134           23          26
 --------------------------------------------------------------------
      Total expenses                 19,444        3,130       2,868
 --------------------------------------------------------------------
 Net investment income             $223,327      36,194       25,635

30

YEARS ENDED JULY 31, 1997 AND 1996
 (IN THOUSANDS)
 STATEMENT OF CHANGES IN NET ASSETS

 ----------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
 ----------------------------------------------------------------
 Net investment income
 ----------------------------------------------------------------
 Net realized loss
 ----------------------------------------------------------------
 Change in unrealized depreciation
 ----------------------------------------------------------------
 Dividends to shareholders from net investment income
 ----------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold
 ----------------------------------------------------------------
        Shares issued in reinvestment of dividends
 ================================================================
        Shares redeemed
 ----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
 TOTAL INCREASE (DECREASE) IN NET ASSETS

                            NET ASSETS
 Beginning of year
 ----------------------------------------------------------------
 END OF YEAR

========================================================================
           MONEY MARKET             GOVERNMENT             TAX-FREE
========================================================================

------------------------------------------------------------------------
        1997          1996        1997       1996       1997       1996
------------------------------------------------------------------------
    $   223,327      214,849     36,194     33,708     25,635     25,511
------------------------------------------------------------------------
             --      (28,328)        --         --         --         --
------------------------------------------------------------------------
             --       28,328         --         --         --         --
------------------------------------------------------------------------
       (223,327)    (214,849)   (36,194)   (33,708)   (25,635)   (25,511)
------------------------------------------------------------------------



      6,067,490    5,752,934    704,736    728,317    861,149    753,317
------------------------------------------------------------------------
        215,732      207,091     34,766     32,576     25,063     24,739
------------------------------------------------------------------------
      6,283,222    5,960,025    739,502    760,893    886,212    778,056
------------------------------------------------------------------------
     (6,147,062)  (5,759,348)  (740,404)  (692,453)  (843,915)  (809,181)
------------------------------------------------------------------------
        136,160      200,677       (902)    68,440     42,297    (31,125)



========================================================================
      4,225,775    4,025,098    672,041    603,601    729,018    760,143
------------------------------------------------------------------------
    $ 4,361,935    4,225,775    671,139    672,041    771,315    729,018

32

NOTES TO FINANCIAL STATEMENTS

 1. DESCRIPTION OF THE FUNDS

                        Zurich Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares. Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

--------------------------------------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES

                        INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                        INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                        Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                        EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                        FUND SHARE VALUATION AND DIVIDENDS TO
                        SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for Zurich Money Market Fund and Zurich Government Money

                        Fund and at 11:00 a.m. and 3:00 p.m. Chicago time for Zurich Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                        FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

-------------------------------------------------------------------------------

 3. TRANSACTIONS WITH AFFILIATES

                        MANAGEMENT AGREEMENT. The Trust has a
                        management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the year ended July 31, 1997, the Trust incurred management fees of $15,628,000.

                        SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Trust. Under the agreement, ZKSvC received shareholder services fees of $6,391,000 for the year ended July 31, 1997.

                        OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. During the year ended July 31, 1997, the Trust made no payments to its officers and incurred trustees' fees of $63,000 to independent trustees.

34





FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------
 ZURICH MONEY MARKET FUND
---------------------------------------------------------------------------------------------
Years ended July 31

---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
                                 1997             1996         1995         1994         1993
---------------------------------------------------------------------------------------------
 Net asset value,
 beginning of year             $     1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------
 Net investment income
 and dividends declared               .05          .05          .05          .03          .03
---------------------------------------------------------------------------------------------
 Net asset value, end
 of year                       $     1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------
 TOTAL RETURN                        5.27%        5.34         5.34         3.20         2.96


---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
 Expenses                             .45%         .50          .52          .52          .52
---------------------------------------------------------------------------------------------
 Net investment
 income                              5.14%        5.20         5.19         3.14         2.92
---------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
  Net assets at end of
  year (in thousands)         $ 4,361,935    4,225,775    4,025,098    4,148,789    4,499,930

Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

 ----------------------------------------------------------------------------
 ZURICH GOVERNMENT MONEY FUND
 ----------------------------------------------------------------------------
Years ended July 31

 ----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
                            1997       1996       1995       1994       1993
 ----------------------------------------------------------------------------
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment
 income and
 dividends
 declared                     .05        .05        .05        .03        .03
 ----------------------------------------------------------------------------
 Net asset value,
 end of year                $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 TOTAL RETURN               5.26%       5.34       5.36       3.20       2.97
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 ----------------------------------------------------------------------------
 Expenses                    .44%        .46        .46        .47        .45
 ----------------------------------------------------------------------------
 Net investment
 income                     5.13%       5.20       5.21       3.15       2.94
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------
 Net assets at end
 of year
 (in thousands)         $671,139     672,041    603,601    707,368    694,303

36

 ZURICH TAX-FREE MONEY FUND
Years ended July 31

 PER SHARE OPERATING PERFORMANCE
                           1997       1996       1995       1994       1993
 ----------------------------------------------------------------------------
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment income
 and dividends declared       .03        .03        .03        .02        .02
 ----------------------------------------------------------------------------
 Net asset value, end
 of year                    $1.00       1.00       1.00       1.00       1.00
 -----------------------------------------------------------------
 TOTAL RETURN               3.39%       3.44       3.53       2.33       2.39

                   RATIOS TO AVERAGE NET ASSETS
 ----------------------------------------------------------------------------
 Expenses                    .37%        .39        .40        .41        .39
 ----------------------------------------------------------------------------
 Net investment income      3.33%       3.38       3.46       2.30       2.36


                         SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------
 Net assets at end of
 year (in thousands)     $771,315    729,018    760,143    792,131    758,630

 FEDERAL TAX STATUS OF 1997 DIVIDENDS

                        All of the dividends from Zurich Money Market
                        Fund and Zurich Government Money Fund are taxable as ordinary income. All of the dividends from Zurich Tax-Free Money Fund constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

                        These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Funds to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

38


TRUSTEES AND OFFICERS

 TRUSTEES                            OFFICERS

STEPHEN B. TIMBERS                   CHARLES R. MANZONI, JR.
President and Trustee                Vice President

DAVID W. BELIN                       JOHN E. NEAL
Trustee                              Vice President

LEWIS A. BURNHAM                     ROBERT C. PECK, JR.
Trustee                              Vice President

DONALD L. DUNAWAY                    FRANK J. RACHWALSKI, JR.
Trustee                              Vice President

ROBERT B. HOFFMAN                    PHILLIP J. COLLORA
Trustee                              Vice President
                                       and Secretary

DONALD R. JONES                      JEROME L. DUFFY
Trustee                              Treasurer

SHIRLEY D. PETERSON                  ELIZABETH C. WERTH
Trustee                              Assistant Secretary

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
INVESTMENT MANAGER             ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER          ZURICH KEMPER DISTRIBUTORS, INC.
                               222 South Riverside Plaza
                               Chicago, IL 60606
                               www.zurichfunds.com

SHAREHOLDER SERVICE AGENT      ZURICH KEMPER SERVICE COMPANY
                               P.O. Box 419557
                               Kansas City, MO 64141

CUSTODIAN AND TRANSFER         INVESTORS FIDUCIARY TRUST COMPANY
AGENT                          127 West 10th Street
                               Kansas City, MO 64105
INDEPENDENT AUDITORS           ERNST & YOUNG LLP
                               233 South Wacker Drive
                               Chicago, IL 60606

LEGAL COUNSEL                  VEDDER, PRICE KAUFMAN & KAMMHOLZ
                               222 North LaSalle Street
                               Chicago, IL 60601

                       "INSIDE BACK COVER IS FULL SCREEN"

This report must be preceded or
accompanied by a Zurich Money Funds prospectus.

[RECYCLED LOGO]
Printed in the U.S.A. on recycled paper.

ZMF-2 (9/97)                         1036940                [ZURICH LOGO]